CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY DEFICIENCY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	(Deficiency)	Total UMeWorld Limited Stockholders Deficiency	Noncontrolling Interest	Total
Beginning Balance, Amount at Sep. 30, 2013	$ 8,904	$ 22,043,516	$ (2,041)	$ (21,904,789)	$ 145,590	$ 171,991	$ 317,581
Beginning Balance, Shares at Sep. 30, 2013	89,036,000
Warrants issued		2,652,990			2,652,990		2,652,990
Options issued		39,969			39,969		39,969
Foreign Currency Translation			(939)		(939)	(235)	(1,174)
Non-Controlling Interest						15,624	15,624
Net Loss for the period				(3,872,371)	(3,872,371)		(3,872,371)
Adjustment to Re-domiciled to BVI		(9,022)			(9,022)		(9,022)
Ending Balance, Amount at Sep. 30, 2014	$ 8,904	24,727,453	(2,980)	(25,777,160)	(1,043,783)	187,380	(856,403)
Ending Balance, Shares at Sep. 30, 2014	89,036,000
Warrants issued		485,912			485,912		485,912
Foreign Currency Translation			1,694		1,694	424	2,118
Non-Controlling Interest						15,625	15,625
Net Loss for the period				(1,370,750)	(1,370,750)		(1,370,750)
Ending Balance, Amount at Sep. 30, 2015	$ 8,904	$ 25,213,365	$ (1,286)	$ (27,147,910)	$ (1,926,927)	$ 203,429	$ (1,723,498)
Ending Balance, Shares at Sep. 30, 2015	89,036,000